CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Accounts receivable	$ 2,860	$ 3,663	$ 945
Prepaid and other current assets	145	164	71
Total current assets	3,005	3,827	1,016
Other Assets:
Investments, at cost	250	250	250
TOTAL ASSETS	3,255	4,077	1,266
Current Liabilities:
Accounts payable	131	465	367
Accrued expenses	1,457	1,684	299
Total current liabilities		2,149	666
TOTAL LIABILITIES	1,588	2,149	666
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, value
Common stock, value	8	8	8
Additional paid-in capital	1,288	(23)	(23)
Retained earnings	356	1,928	600
TOTAL STOCKHOLDERS' EQUITY	1,667	1,928	600
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	3,255	4,077	1,266
Series D Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value
Series A Junior Participating Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value
Series B Convertible Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value	$ 15	$ 15	$ 15